Related parties - Bank (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Net loans	SFr 8,683	SFr 8,444
Other assets	98	200
Total assets	8,781	8,644
Liabilities
Due to banks/customer deposits	1,022	1,119
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94	93
Short-term borrowings	5,944	440
Long-term debt	55,998	52,144
Other liabilities	1,051	1,098
Total liabilities	64,109	54,894
Related party revenues and expenses
Interest and dividend income	(56)	(39)	SFr (5)
Interest expense	(1,673)	(1,618)	(1,307)
Net interest income	(1,729)	(1,657)	(1,312)
Commissions and fees	102	114	80
Other revenues	212	104	104
Net revenues	(1,415)	(1,439)	(1,128)
Total operating expenses	2,089	1,967	SFr 1,867
Related party guarantees
Revocable loan commitments	87	88
Credit guarantees and similar instruments
Related party guarantees
Guarantees	SFr 4	SFr 4